Acquisition, integration and other (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition, integration and other [Abstract]
Schedule of acquisition costs

Years Ended December 31 (millions)	2021	2020	2019
Acquisition and integration costs	$11	$44	$1
Other	12	15	6
	$23	$59	$7